ALLOWANCE FOR LOAN LOSSES (Schedule of Primary Segments of Allowance for Loan Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 418	$ 360	$ 304
Charge-offs
Recoveries
Provisions	50	58	56
ALLL balance at June 30	468	418	360
Individually evaluated for impairment
Collectively evaluated for impairment				468	418	360
Total ALLL balance	418	360	360	468	418	360
One To Four Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	305	222	125
Charge-offs
Recoveries
Provisions	51	83	97
ALLL balance at June 30	356	305	222
Individually evaluated for impairment
Collectively evaluated for impairment				356	305	222
Total ALLL balance	305	222	222	356	305	222
Construction First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	30	57	63
Charge-offs
Recoveries
Provisions	(6)	(27)	(6)
ALLL balance at June 30	24	30	57
Individually evaluated for impairment
Collectively evaluated for impairment				24	30	57
Total ALLL balance	30	57	57	24	30	57
Land Acquisition And Development First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	5	7	9
Charge-offs
Recoveries
Provisions	(5)	(2)	(2)
ALLL balance at June 30		5	7
Individually evaluated for impairment
Collectively evaluated for impairment					5	7
Total ALLL balance	5	7	7		5	7
Multi Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	20	22	30
Charge-offs
Recoveries
Provisions	(2)	(2)	(8)
ALLL balance at June 30	18	20	22
Individually evaluated for impairment
Collectively evaluated for impairment				18	20	22
Total ALLL balance	20	22	22	18	20	22
Commercial Real Estate Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	20	16	34
Charge-offs
Recoveries
Provisions	15	4	(18)
ALLL balance at June 30	35	20	16
Individually evaluated for impairment
Collectively evaluated for impairment				35	20	16
Total ALLL balance	20	16	16	35	20	16
Consumer Loans [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	34	29	37
Charge-offs
Recoveries
Provisions	(3)	5	(8)
ALLL balance at June 30	31	34	29
Individually evaluated for impairment
Collectively evaluated for impairment				31	34	29
Total ALLL balance	34	29	29	31	34	29
Commercial Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	4	7	6
Charge-offs
Recoveries
Provisions		(3)	1
ALLL balance at June 30	4	4	7
Individually evaluated for impairment
Collectively evaluated for impairment				4	4	7
Total ALLL balance	$ 4	$ 7	$ 7	$ 4	$ 4	$ 7